Sponsored Research and License Agreements	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
SPONSORED RESEARCH AND LICENSE AGREEMENTS

Note 17 SPONSORED RESEARCH AND LICENSE AGREEMENTS

Harvard University’s Brigham and Women’s Hospital

The Company entered into an agreement and license option with The Brigham and Women’s Hospital, Inc. (the “Hospital”) to conduct epigenetic profiling of associations between epigenetic aging and numerous behavioral, lifestyle, dietary and clinical risk factors, as well as major morbidity and mortality outcomes. Specific aims of this research include: (i) to examine epigenetic association with lifestyle and dietary factors, including smoking history, physical activity, body mass index, alcohol intake, dietary patterns, dietary supplement use, and aspirin used; (ii) to examine epigenetic association with major morbidity including cardiovascular disease, cancer, type 2 diabetes, hypertension, liver disease, renal disease, and respiratory disease, (iii) to conduct an National Death Index Plus search to update and extend mortality follow up on Harvard University’s Physicians’ Health Study (“PHS’), and (iv) utilizing the newly expanded PHS mortality follow-up data, to examine epigenetic association with lifespan, longevity, and mortality. In addition, the epigenetic resources contained in the PHS studies have the potential to contribute and extend to large meta-analyses and validation studies of epigenetic association and understanding of these factors and their impact on human aging acceleration.

The Company has an exclusive right to negotiate with the Hospital for a royalty-bearing license related to patentable commercial purposes derived from the research. The Company is also responsible for reimbursing the Hospital for all patent costs incurred.

The contract has a two-year term with total payments of $926 due to the Hospital with 50% due at commencement, 25% upon transfer of all clinical data, and the remaining 25% due upon receipt of human materials used in the study. The Company recognized $3,311 and $0 in sponsored research expenses related to this agreement during the years ended December 31, 2021 and 2020, respectively within research and development expenses in the consolidated statements of operations. The year ended December 31, 2021 included $926 of expenses according to the terms of the contract with the Hospital.

U.S. Department of Health and Human Services

In June 2020, the Company entered into a cooperative research and development agreement (“CRADA) with the U.S. Department of Health and Human Services (“HHS”) and agencies of U.S. Public Health Services within the HHS, as well as the National Institute on Deafness and other Communication Disorders (“NIDCD”), to enhance understanding of epigenetic gene regulation in Recurrent Respiratory Papillomatosis (“RRP”).

Under the CRADA agreement, the Company is granted an exclusive option to elect an exclusive or nonexclusive commercialization license, with terms of the license that reflect the nature of the invention, the relative contributions of the respective parties, a plan for the development and marketing, and the costs of subsequent research and development needed to bring the invention to market. The Company is responsible for payment of all fees related to CRADA patents.

As part of the CRADA agreement, the Company agreed to provide funding totaling $200 under the two-year term of the agreement. The Company recognized $54 and $0 in sponsored research expenses related to this agreement during the years ended December 31, 2021 and 2020, respectively. These amounts are recorded within research and development expenses in the consolidated statements of operations. An additional $46 has been recorded within prepaid expenses.

The Children’s Hospital of Philadelphia

In February 2021, the Company entered into a sponsored research agreement with The Children’s Hospital of Philadelphia (“CHOP”) to develop new methods and software implementations for the processing and analysis of Illumina Infinium DNA methylation technology, including the Infinium EPIC+ Human Array and the infinium mouse methylation array. The intent of the research agreement is to create open-source software that will be able to import data from any Infinium DNA methylation array and conduct state-of-the-art processing and quality control of the data in an automated fashion.

In consideration for sponsoring the research, the Company shall have a first and exclusive option to negotiate for a revenue-bearing exclusive license to any patent rights or other intellectual property rights for CHOP intellectual property or CHOP’s interests in any joint intellectual property. Additionally, the Company agrees to reimburse CHOP for fees relating to maintaining the patents.

As part of the CHOP Agreement, the Company will provide funding totaling $311 over a two-year period, commencing February 1, 2021. The Company recognized $126 and $0 in sponsored research expenses during the years ended December 31, 2021 and 2020, respectively. These amounts are recorded within research and development expenses in the consolidated statements of operations.